First Trust Nasdaq Cybersecurity ETF Investment Objectives and Goals - First Trust Nasdaq Cybersecurity ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Nasdaq Cybersecurity ETF (CIBR)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Nasdaq Cybersecurity ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an equity index called the Nasdaq CTA CybersecurityTM Index (the “Index”).